Income tax expense/(benefit)	12 Months Ended
Dec. 31, 2024
Income tax expense/(benefit) [Abstract]
Income tax expense/(benefit)
11.	Income tax expense/(benefit)

11.1.	Income tax expense/(benefit)

	2024	2023	2022
	A$’000	A$’000	A$’000
Current tax expense[1]	32,422	14,357	9,428
Deferred tax benefit	(26,285)	(16,481)	(3,971)
	6,137	(2,124)	5,457

1.	The current tax expense is attributable to Telix Innovations SA and Telix Pharmaceuticals US Inc and is driven by the individual entity’s taxable profits.

11.2.	Numerical reconciliation of prima facie tax payable to income tax expense/(benefit)

	2024	2023	2022
	A$’000	A$’000	A$’000
Profit/(loss) before income tax	56,056	3,087	(98,622)
Prima-facie tax at a rate of 30.0% (2023: 30.0%, 2022: 30.0% )	16,817	926	(29,587)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
Net R&D tax incentive credit	(20,939)	(7,408)	(6,688)
Remeasurement of provisions	7,441	13,915	7,423
Share-based payments expense	153	2,636	2,434
Employee Share Trust payments	(2,124)	(10,776)	(8,073)
Sundry items	562	569	2
Foreign exchange translation loss	-	1,028	(464)
	1,910	890	(34,953)
Current year tax losses not recognized	61,409	35,152	46,325
Prior year tax losses recognized	-	-	(854)
Adjustment for current tax of prior periods	-	-	561
Difference in overseas tax rates	(57,182)	(38,166)	(5,622)
Income tax (benefit)/expense	6,137	(2,124)	5,457